Schedule of Investments (unaudited)	iShares® MSCI Denmark ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 7.6%
DSV A/S	96,250	$15,399,354

Banks — 7.6%
Danske Bank A/S	367,069	6,610,212
Jyske Bank A/S, Registered(a)	43,165	2,642,080
Ringkjoebing Landbobank A/S	19,904	2,502,633
Spar Nord Bank A/S	117,641	1,722,124
Sydbank AS	52,880	1,978,042
		15,455,091
Beverages — 4.4%
Carlsberg AS, Class B	52,139	6,591,158
Royal Unibrew A/S	34,889	2,393,545
		8,984,703
Biotechnology — 9.5%
Bavarian Nordic A/S(a)(b)	64,309	2,184,347
Genmab A/S(a)	32,029	14,842,069
Zealand Pharma A/S(a)	78,397	2,244,233
		19,270,649
Building Products — 0.8%
Rockwool A/S, Class B	7,592	1,667,094

Chemicals — 4.9%
Chr Hansen Holding A/S	61,039	3,767,299
Novozymes A/S, Class B	106,677	6,203,059
		9,970,358
Commercial Services & Supplies — 1.3%
ISS A/S(a)	117,797	2,573,059

Construction & Engineering — 0.5%
Per Aarsleff Holding A/S	32,403	1,045,017

Electric Utilities — 4.1%
Orsted AS(c)	94,408	8,266,400

Electrical Equipment — 7.3%
NKT A/S(a)	36,384	1,959,222
Vestas Wind Systems A/S	493,232	12,815,257
		14,774,479
Food Products — 0.6%
Schouw & Co. A/S	17,858	1,291,005

Health Care Equipment & Supplies — 6.6%
Ambu A/S, Class B(b)	151,626	1,923,604
Coloplast A/S, Class B	60,658	7,170,798
Demant A/S(a)	70,989	2,027,728
GN Store Nord A/S	93,240	2,252,622
		13,374,752
Insurance — 4.0%
Alm Brand A/S	919,887	1,527,813
Topdanmark AS	36,885	1,928,843
Tryg A/S	200,494	4,664,713
		8,121,369
IT Services — 1.1%
Netcompany Group A/S(a)(c)	36,393	1,699,480
Trifork Holding AG	22,962	527,732
		2,227,212
Life Sciences Tools & Services — 0.9%
Chemometec A/S	15,703	1,892,318
Security	Shares	Value

Machinery — 1.0%
FLSmidth & Co. A/S	54,839	$1,630,189
Nilfisk Holding A/S(a)	21,847	430,609
		2,060,798
Marine — 6.1%
AP Moller - Maersk A/S, Class A	1,657	3,517,916
AP Moller - Maersk A/S, Class B, NVS	2,512	5,445,905
D/S Norden A/S	39,735	2,089,813
Dfds A/S	39,615	1,389,038
		12,442,672
Oil, Gas & Consumable Fuels — 0.7%
TORM PLC, Class A	51,334	1,491,791

Pharmaceuticals — 25.2%
ALK-Abello AS(a)	118,613	1,722,430
H Lundbeck AS	349,879	1,292,866
H Lundbeck AS, Class A(a)	126,758	444,717
Novo Nordisk A/S, Class B	380,606	47,742,472
		51,202,485
Road & Rail — 0.2%
NTG Nordic Transport Group A/S, Class A(a)(b)	14,184	466,434

Software — 1.3%
cBrain A/S	19,984	514,193
SimCorp A/S	30,917	2,011,463
		2,525,656
Specialty Retail — 0.3%
Matas A/S	65,122	649,636

Textiles, Apparel & Luxury Goods — 2.0%
Pandora A/S	54,391	4,140,829

Tobacco — 0.7%
Scandinavian Tobacco Group A/S, Class A(c)	73,925	1,313,162

Trading Companies & Distributors — 0.4%
Solar A/S, Class B	9,830	836,154

Total Long-Term Investments — 99.1%
(Cost: $201,628,706)		201,442,477

Short-Term Securities

Money Market Funds — 2.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.06%(d)(e)(f)	4,485,258	4,485,707
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(d)(e)	80,000	80,000

Total Short-Term Securities — 2.2%
(Cost: $4,565,169)		4,565,707

Total Investments — 101.3%
(Cost: $206,193,875)		206,008,184

Liabilities in Excess of Other Assets — (1.3)%		(2,627,531)

Net Assets — 100.0%		$203,380,653

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Denmark ETF
November 30, 2022

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/22	Shares Held at 11/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$3,637,677	$848,784	(a)	$—		$1	$(755)	$4,485,707	4,485,258	$6,521	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	160,000	—		(80,000	)(a)	—	—	80,000	80,000	632		—
						$1	$(755)	$4,565,707		$7,153		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
OMX Copenhagen 25 Index	74	12/16/22	$1,772	$54,778

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Denmark ETF
November 30, 2022

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$2,782,600	$198,659,877	$—	$201,442,477
Money Market Funds	4,565,707	—	—	4,565,707
	$7,348,307	$198,659,877	$—	$206,008,184
Derivative financial instruments(a)
Assets
Futures Contracts	$—	$54,778	$—	$54,778

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares

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